Common Shares	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Common Shares	Common Shares
Authorized share capital

	June 30, 2022	December 31, 2021
(Number of shares of $0.10 each)
Authorized shares	180,000,000	180,000,000
Issued and outstanding share capital

	June 30, 2022	December 31, 2021
(Number of shares of $0.10 each)
Issued	152,901,508	137,218,175
Treasury shares	406,333	406,333
Outstanding	152,495,175	136,811,842
On December 28, 2021, we conducted a private placement for gross proceeds of $30 million by issuing 13,333,333 new depository receipts (representing the same number of shares) at a subscription price of $2.25 per depository receipt. Share issuance costs associated with this equity raise were $1.1 million. On January 31, 2022, the equity offering was settled and the Company's issued share capital was increased by $1.3 million to $151.0 million, divided into 150,551,508 common shares with a nominal value of $0.10 per common share.
Equity distribution
In July 2021, the Company entered into an Equity Distribution Agreement with Clarksons for the offer and sale of up to $40.0 million of common shares of the Company through an ATM program. In the six months ended June 30, 2022, the Company issued 2,350,000 shares raising gross proceeds of $8.9 million and net proceeds of $8.8 million, with compensation paid by the Company to Clarksons of $0.1 million.